RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - LEASE OBLIGATIONS (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Jan. 02, 2022
Presentation of leases for lessee [abstract]
Current	$ 13,828	$ 15,290
Non-current	80,162	93,812
Lease liabilities	$ 93,990	$ 109,102